Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts and Billings in Excess of Costs and Estimated Earnings on Uncompleted Contracts (BIE) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Billings in excess of costs and estimated earnings on uncompleted contracts (BIE)	$ 368	$ 552
Operating Segments
Billings in excess of costs and estimated earnings on uncompleted contracts (BIE)	360	525
Operating Segments | Government Services
Billings in excess of costs and estimated earnings on uncompleted contracts (BIE)	85	76
Operating Segments | Technology
Billings in excess of costs and estimated earnings on uncompleted contracts (BIE)	61	61
Operating Segments | Hydrocarbons Services
Billings in excess of costs and estimated earnings on uncompleted contracts (BIE)	214	388
Operating Segments | Non-strategic Business
Billings in excess of costs and estimated earnings on uncompleted contracts (BIE)	$ 8	$ 27